Earnings Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Computation of Basic and Diluted Net Income Per Share
The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2018, 2019 and 2020:

	For the years ended December 31,
Basic EPS:	2018		2019		2020
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income attributable to Cango Inc’s shareholders	216,674,865	86,017,200	289,646,757	101,267,135	2,513,009,017	385,135,482	856,508,830	131,265,720

Denominator:
Number of shares used for Basic EPS computation (millions of shares)	199.83	79.33	224.07	78.34	224.10	224.10	76.38	76.38

Basic EPS	1.08	1.08	1.29	1.29	11.21	1.72	11.21	1.72

	For the years ended December 31,
Diluted EPS:	2018		2019		2020
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income attributable to ordinary shareholders	217,201,601	85,490,464	289,937,256	100,976,636	2,522,647,912	386,612,707	846,869,935	129,788,495
Reallocation of net income as a result of conversion of Class B to Class A shares	85,490,464	—	100,976,636	—	846,869,935	129,788,495	—	—

Net income attributable to ordinary shareholders for diluted EPS	302,692,065	85,490,464	390,913,892	100,976,636	3,369,517,847	516,401,202	846,869,935	129,788,495

Denominator: (millions of shares)
Number of shares used for basic EPS computation	199.83	79.33	224.07	78.34	224.10	224.10	76.38	76.38
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	79.33	—	78.34	—	76.38	76.38	—	—
Adjustments for dilutive share options	1.72	—	0.87	—	3.42	3.42	—	—

Number of shares used for diluted EPS computation	280.88	79.33	303.28	78.34	303.90	303.90	76.38	76.38

Diluted EPS	1.08	1.08	1.29	1.29	11.09	1.70	11.09	1.70

Earnings per share – ADS:
Denominator used for earnings per ADS – basic	99.92		112.04		112.05	112.05
Denominator used for earnings per ADS – diluted	140.44		151.64		151.95	151.95
Earnings per ADS – basic	2.17		2.59		22.43	3.44
Earnings per ADS – diluted	2.16		2.58		22.18	3.40